Morgan, Lewis & Bockius LLP
Counselors at Law

1701 Market Street
Philadelphia, PA 19103-2921
215-963-5000
Fax: 215-963-5299

Justin W. Chairman
215-963-5061
e-mail: jchairman@morganlewis.com

                         December 15, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attn: Mark P. Shuman, Esquire
Branch Chief–Legal, Division of Corporation Finance

Re:     Universal Display Corporation
           Registration Statement on Form S-3 – File No. 333-129745

Dear Mr. Shuman:

This letter is being submitted in response to the comments given by the staff of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) as set forth in your letter to Steven V. Abramson, President and Chief Operating Officer of Universal Display Corporation (the “Company”), dated December 7, 2005, with respect to the above-referenced registration statement (the “Registration Statement”). We have been authorized by the Company to provide the responses contained in this letter on behalf of the Company.

Where indicated below, requested changes have been included in Amendment No. 1 to the Registration Statement (“Amendment No. 1”), which is being filed contemporaneously with this response.

For your convenience, we set forth each comment in italicized typeface and include each response below the relevant comment.

The Offering, page 14

1.	We note your disclosure in the third paragraph of this section in which you discuss the payment arrangement under your agreements with PPG Industries. In particular, we note your disclosure that you “pay PPG Industries for some of these services in cash and for other of these services in common stock.” You next state that “[p]ayment for up to 50% of the remaining services may be paid, at [y]our sole discretion, in cash or shares of common stock, with the balance payable in cash.” Please clarify your disclosure to discuss and summarize the specific services that correspond to the payment arrangements as well as explain your reference to “the remaining services.” We also note the last sentence in your prior paragraph in which you appear to state that services provided by PPG Industries is paid with shares of you common stock and that only in limited circumstances is PPG Industries paid in cash. Please clarify and reconcile.

Disclosure addressing the Staff’s comment has been added in the referenced section.

Please do not hesitate to contact the undersigned at 215-963-5061 if you should have any questions or comments with regard to these responses.

Very truly yours,

/s/ Justin W. Chairman

Justin W. Chairman

cc:	Daniel Lee, Esquire Mr. Steven V. Abramson Scott C. Bovino, Esquire